Employee Benefit Plans (Schedule of Stock Options, by Exercise Price Range) (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding: Shares Outstanding	418,921
Options Outstanding: Weighted Average Remaining Contractual Life (in years)	5 years 6 months
Options Outstanding: Weighted Average Exercise Price	$ 6.76
Options Exercisable: Shares Exercisable	340,423
Options Exercisable: Weighted Average Exercise Price	$ 6.60
Range Of Option Exercise Prices 0.00-4.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, lower	$ 0.00
Range of exercise prices, upper	$ 4.00
Options Outstanding: Shares Outstanding	89,000
Options Outstanding: Weighted Average Remaining Contractual Life (in years)	4 years 2 months 12 days
Options Outstanding: Weighted Average Exercise Price	$ 3.85
Options Exercisable: Shares Exercisable	89,000
Options Exercisable: Weighted Average Exercise Price	$ 3.85
Range Of Option Exercise Prices 4.01-8.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, lower	$ 4.01
Range of exercise prices, upper	$ 8.00
Options Outstanding: Shares Outstanding	282,475
Options Outstanding: Weighted Average Remaining Contractual Life (in years)	6 years 4 months 24 days
Options Outstanding: Weighted Average Exercise Price	$ 6.73
Options Exercisable: Shares Exercisable	208,977
Options Exercisable: Weighted Average Exercise Price	$ 6.55
Range Of Option Exercise Prices 8.01-12.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, lower	$ 8.01
Range of exercise prices, upper	$ 12.00
Options Outstanding: Shares Outstanding	5,551
Options Outstanding: Weighted Average Remaining Contractual Life (in years)	9 years 2 months 12 days
Options Outstanding: Weighted Average Exercise Price	$ 10.39
Options Exercisable: Shares Exercisable	551
Options Exercisable: Weighted Average Exercise Price	$ 11.25
Range Of Option Exercise Prices 12.01-16.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, lower	$ 12.01
Range of exercise prices, upper	$ 16.00
Options Outstanding: Shares Outstanding	41,895
Options Outstanding: Weighted Average Remaining Contractual Life (in years)	2 years 1 month 6 days
Options Outstanding: Weighted Average Exercise Price	$ 12.62
Options Exercisable: Shares Exercisable	41,895
Options Exercisable: Weighted Average Exercise Price	$ 12.62